Tax-Free Income Fund	07/01/2008 - 06/30/2009

ICA File Number: 811-02684
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price Tax-Free Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Gregory K. Hinkle
4515 Painters Mills Rd
Owings Mills, Maryland 21117-4903

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-8472

Date of fiscal year end: 2/28

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Income Fund, Inc.

By (Signature and Title) /s/ Gregory K. Hinkle
Gregory K. Hinkle, Principal Financial Officer

Date August 25, 2009

============================= TAX-FREE INCOME FUND =============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

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